Cover	May 02, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 02, 2023
Entity Registrant Name	MeridianLink, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40680
Entity Tax Identification Number	82-4844620
Entity Address, Address Line One	3560 Hyland Avenue, Suite 200
Entity Address, City or Town	Costa Mesa
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92626
City Area Code	714
Local Phone Number	708-6950
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	MLNK
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001834494
Amendment Flag	false